Provisions	12 Months Ended
Mar. 31, 2026
Provisions [abstract]
Provisions

18. Provisions

	As at March 31,
	2025		2026
Non-current
Provision for onerous contracts	₹	294	₹	224
	₹	294	₹	224
Current
Provision for onerous contracts	₹	1,288	₹	1,184
Provision for warranty		207		214
Others		142		98
	₹	1,637	₹	1,496
	₹	1,931	₹	1,720

A summary of activity in provision for warranty, provision for onerous contracts and other provisions is as follows:

	Year ended March 31, 2025								Year ended March 31, 2026
	Provision for warranty		Provision for onerous contracts		Others		Total		Provision for warranty		Provision for onerous contracts		Others		Total
Balance at the beginning of the year	₹	217	₹	1,599	₹	155	₹	1,971	₹	207	₹	1,582	₹	142	₹	1,931
Additional provision during the year		207		597		-		804		214		582		-		796
Utilized/written-back during the year		(217)		(624)		(13)		(854)		(207)		(826)		(44)		(1,077)
Translation adjustment		-		10		-		10		-		70		-		70
Balance at the end of the year	₹	207	₹	1,582	₹	142	₹	1,931	₹	214	₹	1,408	₹	98	₹	1,720

Provision for warranty represents cost associated with providing sales support services, which are accrued at the time of recognition of revenues and are expected to be utilized over a period of 1 year.

Provision for onerous contracts is recognized when the expected benefit by the company from a contract are lower than the unavoidable costs of meeting the future obligations under the contract.

Other provisions primarily include provisions for compliance related contingencies. The timing of cash outflows in respect of such provision cannot be reasonably determined.